Operating expenses - Narrative (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€) employee	Mar. 31, 2024 employee
Analysis of income and expense [abstract]
Average number of employees | employee	2,072	1,897
Increase (decrease) in other operating expense | €	€ (3.9)